Note 5 - Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Debt [Table Text Block]
Year Ending December 31,
2019 (remaining three months of the year)	$—
2020	799
2021	3,403
2022	5,522
2023	3,981
13,705
Less: Amount of PIK additions and final facility fee to be accreted subsequent to September 30, 2019	(4,497)
Less: Amount representing debt financing costs	(630)
Borrowings, as of September 30, 2019	$8,578

Principal and PIK
Period Ending December 31,	Loan Repayments
2019	$—
2020	—
2021	—
2022	—
2023 and after	2,000
2,000
Add: PIK	6,243
8,243
Less: Amount representing debt financing costs	(757)
Borrowings, as of December 31, 2018	$7,486